Income Taxes (Details 4) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
U.S. and non-U.S. components of income before income tax expense/(benefit) and extraordinary gain
Income before income tax expense/(benefit) and extraordinary gain	$ 24,859	$ 16,067	$ 2,773
Domestic Country [Member]
U.S. and non-U.S. components of income before income tax expense/(benefit) and extraordinary gain
U.S.	16,568	6,263	(2,094)
Foreign Country [Member]
U.S. and non-U.S. components of income before income tax expense/(benefit) and extraordinary gain
Non-U.S.	$ 8,291	$ 9,804	$ 4,867